Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 98	$ 98
Work in process	580
Total Inventory	$ 678	$ 98